Property, Plant And Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation and amortization expenses	$ 297,173	$ 119,502	$ 766,416	$ 290,079	$ 436,005	$ 152,738
Depreciation expenses	$ 297,173	$ 119,502	$ 766,416	$ 290,079